Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and development expenses
External research and development expenses	$ 416,448	$ 286,038
Personnel expenses	167,840	132,903
BIS expenses	26,429	16,493
Materials and consumables	3,983	2,309
Depreciation and amortization	5,047	2,769
Other expenses	17,020	9,743
Total research and development expenses	$ 636,767	$ 450,255